Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

CLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX) (formerly, Class K Shares)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX) (formerly, Institutional Service Shares)

SUPPLEMENT TO summary PROSPECTUSES DATED DECEMBER 31, 2010

Under the heading entitled “Fund Summary Information,” please delete the reference to Leon Roisenberg in the “Fund Management” sub-section.

December 7, 2011

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450989 (12/11)

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

CLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX) (formerly, Class K Shares)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX) (formerly, Institutional Service Shares)

SUPPLEMENT TO statutory PROSPECTUSES DATED DECEMBER 31, 2010

1.	Under the heading entitled “Fund Summary Information,” please delete the reference to Leon Roisenberg in the “Fund Management” sub-section.
2.	Under the heading entitled “Who Manages the Fund?,” please delete the references to Leon Roisenberg in the “Portfolio Management Information” sub-section.

December 7, 2011

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450987 (12/11)

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

CLASS C SHARES (TICKER MXCCX)
CLASS R SHARES (TICKER FMXKX) (formerly, Class K Shares)
INSTITUTIONAL SHARES (TICKER FISPX)
SERVICE SHARES (TICKER FMXSX) (formerly, Institutional Service Shares)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2010

Under the heading entitled, “Who Manages and Provides Services the Fund?,” please delete the references to Leon Roisenberg in the “InvestmentManager ” sub-section.

December 7, 2011

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450988 (12/11)